RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2015
RESTRICTED CASH [Abstract]
Restricted Cash

	As of December 31,
	2014	2015

Bank deposits pledged as security for issuing letters of credit and bank bills	$78	$34

Restricted cash	$78	$34